STOCK OPTIONS AND RESTRICTED SHARE UNITS	12 Months Ended
Dec. 31, 2012
STOCK OPTIONS AND RESTRICTED SHARE UNITS [Abstract]
STOCK OPTIONS AND RESTRICTED SHARE UNITS

18. STOCK OPTIONS AND RESTRICTED SHARE UNITS

In 2001, the Company adopted the 2001 Stock Plan (the "2001 Plan"). The Company originally reserved 5,100,000 ordinary shares for issuance to employees, directors and consultants under the Plan. As of December 31, 2007, the authorized number of shares issuable under the Plan was 35,922,737. Options granted under the 2001 Plan may be incentive stock options, nonqualified stock options or stock purchase rights. Options granted under the 2001 Plan generally vest over a four-year period, with 25% vesting after one year and the remaining 75% vesting ratably thereafter. The Company ceased to grant options under the 2001 Plan after December 31, 2007. As of December 31, 2012, 2,037,184 options were outstanding under the 2001 Option Plan.

In 2007, the Company adopted the 2007 Equity Incentive Plan (the "2007 Plan"). The Company originally reserved 15,000,000 ordinary shares for issuance to employees, directors and consultants under the 2007 Plan. As of December 31, 2010, 2011 and 2012, the authorized number of shares issuable under the Plan was 32,311,763, 40,860,293 and 44,500,264 respectively. The 2007 Plan permits the grant of incentive stock options, nonqualified stock options, restricted shares, restricted share units ("RSUs"), share appreciation rights, performance units and performance shares, stock purchase rights. Share options granted under 2007 Incentive Plan are generally vested over a four year period. As of December 31, 2012, 15,024,418 options and 11,578,741 RSUs were outstanding under the 2007 Incentive Plan.

Restricted share units ("RSUs") may be granted at any time and from time to time as determined by the Company. The Company will set vesting criteria in its discretion, which will determine the number of restricted share units that will be paid out to the participant. Upon meeting the applicable vesting criteria, the participant will be entitled to receive a payout as determined by the Company.

The Company had not issued any restricted shares, performance units, performance shares and stock purchase rights as of December 31, 2012.

The Company adopted the provisions of ASC 718 effective January 1, 2006 and recorded compensation expense of, $10,285,561, $16,393,014 and $25,460,858 for the years ended December 31, 2010, 2011 and 2012, respectively.

Stock Options to Employees

The following is a summary of stock option activities under the 2001 and 2007 Plan in 2012:

	Number of options outstanding	Weighted average exercise price

Balance at December 31, 2011	18,006,007	$1.73
Granted (weighted average fair value of $2.66 per share)	1,304,911	$4.74
Exercised	(2,139,576)	$0.88
Forfeited	(109,740)	$0.77
Balance at December 31, 2012	17,061,602	$2.07

Additional information regarding options outstanding as of December 31, 2012 was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value

Options outstanding	17,061,602	$2.07	5.16 years	$64,832,981
Options vested and expected to vest	12,960,862	$2.15	5.22 years	$48,292,355
Options exercisable	12,929,131	$1.55	5.44 years	$55,848,321

As of December 31, 2012, there was $9,047,127 in unrecognized compensation expense related to unvested stock options granted under the 2001 and 2007 Plan, which is expected to be recognized over a weighted-average period of 1.09 years.

In 2010, the Company granted total 2,596,663 options to certain employees, These options, except for 300,000 options granted on May 14, 2010, would vest over a four-year period, with 25% vesting after one year and the remaining 75% vesting ratably thereafter. The 300,000 options granted on May 14, 2010 would vest over a four-year period, with 1/48 vesting of the total shares per month. The weighted average exercise price of these options is $2.51 per share. There is no intrinsic value associated with these option grants.

On June 6, 2011, the Company granted 2,400,000 options to certain employees. These options would vest over a three-year period, with 1/36 vesting of the total shares per month. The exercise price of these options is $5.55 per share. There is no intrinsic value associated with these option grants.

In 2012, the Company granted 1,304,911 options to certain employees. These options would vest over a three-year period, with 1/36 vesting of the total shares per month. The weighted average exercise price of these options is $4.74 per share. There is no intrinsic value associated with these option grants.

The following table summarizes information regarding options granted in the years ended December 31, 2010, 2011 and 2012, respectively:

Grant date	Number of Options issued	Exercise Price
March 19, 2010	895,000	$2.03
May 14, 2010	1,701,663	$2.76
	2,596,663

Grant date	Number of Options issued	Exercise Price
June 6, 2011	2,400,000	$5.55

Grant date	Number of Options issued	Exercise Price
March 14, 2012	704,911	$5.02
April 20, 2012	600,000	$4.40
	1,304,911

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was $1.72, $3.53 and $2.66 respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was $9,427,181 $15,527,919 and $11,415,868, respectively.

The Company values options using the Black-Scholes-Merton option pricing model. The following assumptions were used in determining the fair value of the options for the years ended December 31, 2010, 2011 and 2012, respectively.

	Year ended December 31
	2010	2011	2012

Risk-free rate of return	2.67%	1.95%	1.41%
Expected life	6.08 years	5.77 years	6.21 years
Expected volatility rate	77-79%	72%	71%
Dividend yield	Nil	Nil	1.74%

The use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on the historical volatility of the Company's stock price and four comparable companies' stock prices. The Company has applied the provisions of ASC 718-10-S99 regarding the use of the simplified method in developing estimates of the expected lives of stock options. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant. Expected dividend yield is determined in view of the Company's historical dividend as well as expected future pay out rate.

In 2010, the Company issued options to part-time employees and members of the Board of Directors to purchase 300,000 ordinary shares at exercise price $2.76 per share. These options are accounted for as equity awards. The options issued vest over a four-year period, with 1/48 vesting of the total shares per month. The options expire 10 years from the date of grant.

The Company recorded share-based compensation expenses of $544,111, $283,344 and $252,978 relating to these option grants for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, 1,849,663 and 1,738,025 options granted to part time employees and board members were outstanding and exercisable, respectively.

RSUs to Employees

The following table summarizes information regarding RSUs granted in the year ended December 31, 2010, 2011 and 2012, respectively:

Grant date	Number of RSUs issued	Fair value on grant date
March 19, 2010	2,539,750	$2.03
August 5, 2010	895,240	$3.17
	3,434,990

Grant date	Number of RSUs issued	Fair value on grant date
January 4, 2011	3,004,983	$6.08
June 28, 2011	4,360,800	$4.16
November 22, 2011	2,100,000	$8.00
	9,465,783

Grant date	Number of RSUs issued	Fair value on grant date
March 14, 2012	704,911	$5.02
May 2, 2012	1,408,443	$4.58
June 21, 2012	700,680	$5.81
November 3, 2012	804,570	$7.16
	3,618,604

The shares were granted in anticipation of services to be provided from the employee during the respective vesting periods. The Company accounts for RSUs in accordance ASC 718 and records the fair value of unvested shares equal to the market price on the date of grant with related compensation expense recognized over the vesting period. The Company granted 3,434,990, 9,465,783 and 3,618,604 RSUs, with an aggregate grant-date fair value of approximately $7.99 million, $53.2 million, and $19.8 million for the year ended December 31, 2010, 2011 and 2012, respectively. During the years ended December 31, 2010, 2011 and 2012, 2,627,178, 2,098,377 and 4,837,002 RSUs vested with a total grant-date fair value of $5.97 million, $6.13 million and $20.7 million respectively. The fair value at the vesting date of the RSUs vested in 2010, 2011 and 2012 are about $8.07 million, $13.9 million and $29.7 million, respectively.

The following is a summary of RSU activities under the 2007 Plan in 2012:

	Number of RSUs outstanding	Weighted-average grant-date fair value

Unvested balance at December 31, 2011	13,113,228	$4.47
Granted	3,618,604	$5.47
Vested	(4,837,002)	$4.29
Forfeited	(316,089)	$5.76
Unvested balance at December 31, 2012	11,578,741	$4.82

As of December 31, 2012, there was $44,490,874 in unrecognized compensation expense related to unvested share-based compensation of RSUs granted under the 2007 Plan, which is expected to be recognized over a weighted-average period of 1.27 years.

Stock Reserved for Future Issuance

As of December 31, 2012, the Company reserved the following shares of authorized but unissued ordinary shares for future issuance:

Stock options outstanding	17,061,602
RSUs outstanding	11,578,741
Ordinary shares available for grant	27,125
28,667,468

Stock options and RSUs based on milestones

During the year ended and as of December 31, 2011, the Company had granted and would grant equity awards to certain employees, based on respective stages during technology development ("Milestones"). In 2011, the Company granted 967,050 RSUs (fair value of which amounted to approximately $7.8 million on the date of grant) to certain employees which would vest commencing from the achievement of Milestones. Upon the achievement of the Milestones, the Company would reward certain employees with stock options to subscribe certain ADSs of the Company. The Company assessed the probability of each of the aforementioned milestones and considered that none of Milestones is probable as of December 31, 2011 and, accordingly, no expense was recorded in 2011 in connection with the RSUs and the stock options linked to Milestones. In 2012, the Company passed the aforementioned Milestones, as a result of which the 967,050 RSUs commenced vesting and the Company granted stock options of 200,000 ADSs (or 600,000 ordinary shares). As a result, approximately $5.8 million share-based expenses were recognized in 2012.

In 2012, the Company granted 705,051 RSUs (fair value being approximately $4.1 million at the time of grant) to its management and employees, which would vest provided that the Company meet certain performance target in 2013, including a revenue target and delivery quantities of certain products. As of December 31, 2012, the Company did not consider the performance target was probable and, accordingly, no expense was recorded relating to these RSUs.